CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 57,888	$ 11,729
Available-for-sale investments		84,923
Accounts receivable		6,235	1,543
Prepaid expenses and other current assets		2,450	1,351
Forward contract—assets		2,229
Deferred offering costs		742	3,449
Total current assets		154,467	18,072
Property and equipment, net		39,530	22,497
Operating lease right-of-use assets, net		9,316	0
Restricted cash		0	317
Other assets		129	165
Goodwill		0	5,377
Total assets		203,442	46,428
Current liabilities:
Accounts payable		1,938	1,971
Accrued expenses and other current liabilities		8,205	3,806
Deferred revenue		961	985
Debt—current portion		8,303	575
Operating lease liabilities—current		2,345	0
Forward contract—liabilities			230
Total current liabilities		21,752	7,567
Debt—net of current portion		20,635	24,216
Operating lease liabilities—noncurrent		7,858	0
Derivative warrant liabilities		1,767	4,355
Earn-out liabilities		1,206	0
Other liabilities		0	295
Total Liabilities		53,218	36,433
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Preferred Stock, par value $0.0001 per share; 10,000,000 shares and 0 shares authorized at December 31, 2022 and December 31, 2021, respectively; 0 shares and 0 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively		0	0
Common stock*, par value $0.0001 per share; 1,000,000,000 shares and 134,050,472 shares authorized at December 31, 2022 and December 31, 2021, respectively; 125,257,233 shares and 18,221,069 shares issued and outstanding at December 21, 2022 and December 31, 2021, respectively	[1]	12	2
Additional paid-in capital		429,025	135,549
Accumulated other comprehensive gain (loss)		(161)	52
Accumulated deficit		(278,652)	(207,131)
Total stockholders' equity (deficit)		150,224	(71,528)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)		203,442	46,428
Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock*, par value $0.0001 per share; 0 shares and 80,974,757 shares authorized at December 31, 2022 and December 31, 2021, respectively; 0 shares and 77,696,679 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	[1]	$ 0	$ 81,523

[1]	Shares of legacy Redeemable Convertible Series C Preferred Stock, Redeemable Convertible Series C-1 Preferred Stock, legacy Class A Common Stock, and legacy Class B Common Stock have been retroactively restated to give effect to the Business Combination.